Noncontrolling Interests [Text Block] (Tables)	6 Months Ended
Sep. 30, 2017
Noncontrolling Interest [Abstract]
Effect on MUFG's Shareholders' Equity from Changes in Ownership of Subsidiaries [Table Text Block]

	Six months ended September 30,
	2016	2017
	(in millions)
Net income attributable to Mitsubishi UFJ Financial Group	¥750,883	¥790,704
Transactions between Mitsubishi UFJ Financial Group and the noncontrolling interest shareholders:
Purchase of shares of Mitsubishi UFJ NICOS from noncontrolling interest shareholder (Note 2)	—	(34,751)
Other	—	54

Net transfers to the noncontrolling interest shareholders	—	(34,697)

Change from net income attributable to Mitsubishi UFJ Financial Group and transactions between Mitsubishi UFJ Financial Group and the noncontrolling interest shareholders	¥750,883	¥756,007